Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
REVENUE:
Voyage revenues	$ 15,623	$ 17,354	$ 13,852
Management and consulting fee income	0	0	31
Total Revenues	15,623	17,354	13,883
EXPENSES & OTHER OPERATING INCOME:
Voyage expenses	(2,098)	(1,188)	(1,352)
Vessel operating expenses	(8,882)	(9,925)	(9,135)
Depreciation	(4,721)	(4,601)	(4,854)
Depreciation of dry-docking costs	(1,704)	(1,166)	(862)
Administrative expenses	(1,583)	(1,356)	(1,224)
Administrative expenses payable to related parties	(371)	(528)	(514)
Share-based payments	(40)	(40)	(40)
Impairment loss	(29,902)	0	0
Other income, net	29	2	83
Operating loss	(33,649)	(1,448)	(4,015)
Interest income	47	0	3
Interest expense and finance costs	(4,703)	(2,056)	(2,221)
Gain/(Loss) on derivative financial instruments	1,950	(131)	0
Foreign exchange gains/(losses), net	4	67	(242)
Non-operating loss	(2,702)	(2,120)	(2,460)
TOTAL LOSS FOR THE YEAR	(36,351)	(3,568)	(6,475)
Other Comprehensive Income	0	0	0
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	$ (36,351)	$ (3,568)	$ (6,475)
Loss per share (U.S.$):
- Basic and Diluted loss per share for the year	$ (8.73)	$ (1.11)	$ (2.51)